Noncontrolling interest (Tables)	12 Months Ended
Dec. 31, 2017
Noncontrolling interest
Summary of financial information, prior to the eliminations of the intercompany balances and transactions, about subsidiaries with material noncontrolling

	December 31, 2017
	MBR	PTVI	VNC	Vale Moçambique S.A.	Compañia Mineradora Miski Mayo S.A.C. (i)	Others (ii)	Total
Current assets	408	394	251	381	78	—
Non-current assets	3,041	1,586	2,046	1,653	436	—
Related parties - Stockholders	591	147	115	253	6	—

Total assets	4,040	2,127	2,412	2,287	520	—

Current liabilities	170	128	142	128	36	—
Non-current liabilities	288	237	202	32	97	—
Related parties - Stockholders	226	3	1,318	8,232	9	—

Total liabilities	684	368	1,682	8,392	142	—

Stockholders’ equity	3,356	1,759	730	(6,105)	380	—

Equity attributable to noncontrolling interests	1,342	735	37	(1,101)	228	73	1,314

Net income (loss)	434	(15)	(572)	(659)	(11)	—

Net income (loss) attributable to noncontrolling interests	174	(6)	(28)	(104)	(6)	(16)	14

Dividends paid to noncontrolling interests	113	—	—	—	—	13	—

(i)  Discontinued operations

(ii)  Dividends paid to noncontrolling interests relates to Vale Oman Pelletizing

	December 31, 2016
	MBR	PTVI	VNC	Vale Moçambique S.A.	Compañia Mineradora Miski Mayo S.A.C. (i)	Others	Total
Current assets	32	444	383	386	94	—
Non-current assets	3,182	1,668	2,101	1,796	429	—
Related parties - Stockholders	551	132	79	358	13	—

Total assets	3,765	2,244	2,563	2,540	536	—

Current liabilities	106	139	124	95	35	—
Non-current liabilities	198	261	177	29	99	—
Related parties - Stockholders	37	6	1,055	7,861	11	—

Total liabilities	341	406	1,356	7,985	145	—

Stockholders’ equity	3,424	1,838	1,207	(5,445)	391	—

Equity attributable to noncontrolling interests	1,406	741	40	(272)	235	(168)	1,982

Net income (loss)	400	2	(807)	(541)	3	—	—

Net income (loss) attributable to noncontrolling interests	165	1	(40)	(27)	2	(107)	(6)

Dividends paid to noncontrolling interests	262	—	—	—	28	—	—

	December 31, 2015
	MBR	PTVI	VNC	Vale Moçambique S.A.	Compañia Mineradora Miski Mayo S.A.C. (i)	Others	Total
Net income (loss)	250	36	(1,916)	(3,766)	16	—	—

Net income (loss) attributable to noncontrolling interests	66	15	(373)	(188)	10	(21)	(491)

Dividends paid to noncontrolling interests	—	—	—	—	40	—	—

(i)  Discontinued operation